LEASES	6 Months Ended
Sep. 30, 2024
LEASES
LEASES

NOTE 5 —LEASES

Effective on April 1, 2021, the Company adopted Topic 842. At the inception of a contract, the Company determines if the arrangement is, or contains, a lease. ROU assets represent the Company’s right to use an underlying asset over the lease term and lease liabilities represent the Company’s obligation to make lease payments derived from the lease.

Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease terms. Rent expense is recognized on a straight-line basis over the lease terms.

Balance sheet information related to operating leases ROU assets and lease liabilities is as follows:

	As of
	September 30,	March 31,
	2024	2024
	(Unaudited)
Operating lease right-of-use assets	$406,810	$463,253
Operating lease right-of-use assets- accumulated amortization	(216,570)	(238,418)
Operating lease right-of-use assets, net	190,240	224,835

Operating lease liabilities, current	91,387	83,477
Operating lease liabilities, non-current	118,076	160,706
Total operating lease liabilities	$209,463	$244,183

The weighted average remaining lease terms and discount rates for the operating lease as of September 30, 2024 and March 31, 2024 are as follows:

	September 30,	March 31,
	2024	2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.18	2.58
Weighted average discount rate	4.42%	4.72%

For the six months ended September 30, 2024 and 2023, the Company reported total operating lease expenses of $44,983 and $46,154, respectively.

The following table summarizes the maturity of operating lease liabilities and future minimum payments of operating leases as of September 30, 2024:

Amounts
Twelve months ending September 30,
2025	$99,576
2026	84,582
2027	13,901
2028	9,674
2029	9,674
Thereafter	6,449
Total lease payments	223,856
Less: imputed interest	(14,393)
Total operating lease liabilities	$209,463